(Information By Class Related To Individually Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recorded Investment
Recorded Investment	$ 259,713	$ 298,778
Unpaid Principal Balance
Unpaid Principal Balance	304,308	336,303
Related Allowance	41,767	45,818
Average Recorded Investment
Average Recorded Investment	270,740	310,368
Interest Income Recognized
Interest Income Recognized	6,808	6,779
Commercial Portfolio Segment
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	8,183	10,419
Impaired loans with related allowance recorded, Recorded investment	37,248	40,667
Recorded Investment	45,431	51,086
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	17,372	16,636
Impaired loans with related allowance recorded, Unpaid principal balance	44,831	42,140
Unpaid Principal Balance	62,203	58,776
Related Allowance	6,176	4,413
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	7,810	13,552
Impaired loans with related allowance recorded, Average recorded investment	35,123	39,227
Average Recorded Investment	42,933	52,779
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	835	994
Interest Income Recognized	835	994
C&I | General C&I
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	8,183	10,419
Impaired loans with related allowance recorded, Recorded investment	31,774	34,334
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	17,372	16,636
Impaired loans with related allowance recorded, Unpaid principal balance	38,256	34,470
Related Allowance	5,119	3,294
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	7,810	12,009
Impaired loans with related allowance recorded, Average recorded investment	29,183	30,836
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	773	902
C&I | TRUPs
Recorded Investment
Impaired loans with related allowance recorded, Recorded investment	3,067	3,209
Unpaid Principal Balance
Impaired loans with related allowance recorded, Unpaid principal balance	3,700	3,700
Related Allowance	925	925
Average Recorded Investment
Impaired loans with related allowance recorded, Average recorded investment	3,139	3,274
Interest Income Recognized
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	0	0
Commercial Real Estate | Income CRE
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	0	0
Impaired loans with related allowance recorded, Recorded investment	1,612	1,831
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	0	0
Impaired loans with related allowance recorded, Unpaid principal balance	1,612	2,209
Related Allowance	49	62
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	0	1,543
Impaired loans with related allowance recorded, Average recorded investment	1,695	3,757
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	52	70
Commercial Real Estate | Residential C R E
Recorded Investment
Impaired loans with related allowance recorded, Recorded investment	795	1,293
Unpaid Principal Balance
Impaired loans with related allowance recorded, Unpaid principal balance	1,263	1,761
Related Allowance	83	132
Average Recorded Investment
Impaired loans with related allowance recorded, Average recorded investment	1,106	1,360
Interest Income Recognized
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	10	22
Consumer
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	18,483	20,651
Impaired loans with related allowance recorded, Recorded investment	195,799	227,041
Recorded Investment	214,282	247,692
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	31,544	34,553
Impaired loans with related allowance recorded, Unpaid principal balance	210,561	242,974
Unpaid Principal Balance	242,105	277,527
Related Allowance	35,591	41,405
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	20,052	19,841
Impaired loans with related allowance recorded, Average recorded investment	207,755	237,748
Average Recorded Investment	227,807	257,589
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	5,973	5,785
Interest Income Recognized	5,973	5,785
Consumer Real Estate | Home Equity Line of Credit
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	9,258	11,383
Impaired loans with related allowance recorded, Recorded investment	72,469	84,711
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	19,193	21,662
Impaired loans with related allowance recorded, Unpaid principal balance	75,207	87,126
Related Allowance	14,382	15,927
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	10,374	11,168
Impaired loans with related allowance recorded, Average recorded investment	77,454	87,659
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	2,261	2,092
Consumer Real Estate | R/E installment loans
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	4,093	3,957
Impaired loans with related allowance recorded, Recorded investment	43,075	53,409
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	4,663	4,992
Impaired loans with related allowance recorded, Unpaid principal balance	43,827	54,559
Related Allowance	8,793	12,875
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	4,076	4,255
Impaired loans with related allowance recorded, Average recorded investment	48,473	57,906
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	1,246	1,370
Permanent Mortgage
Recorded Investment
Impaired loans with no related allowance recorded, Recorded investment	5,132	5,311
Impaired loans with related allowance recorded, Recorded investment	79,662	88,615
Unpaid Principal Balance
Impaired loans with no related allowance recorded, Unpaid principal balance	7,688	7,899
Impaired loans with related allowance recorded, Unpaid principal balance	90,934	100,983
Related Allowance	12,105	12,470
Average Recorded Investment
Impaired loans with no related allowance recorded, Average recorded investment	5,602	4,418
Impaired loans with related allowance recorded, Average recorded investment	81,422	91,838
Interest Income Recognized
Impaired loans with no related allowance recorded, Interest income recognized	0	0
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	2,455	2,310
Credit Card And Other Portfolio Segment
Recorded Investment
Impaired loans with related allowance recorded, Recorded investment	593	306
Unpaid Principal Balance
Impaired loans with related allowance recorded, Unpaid principal balance	593	306
Related Allowance	311	133
Average Recorded Investment
Impaired loans with related allowance recorded, Average recorded investment	406	345
Interest Income Recognized
Impaired Financing Impaired loans with related allowance recorded, Interest income recognized	$ 11	$ 13